UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Odey Asset Management Group Limited

Address:   12 Upper Grosvenor St.
           London, UK W1K2ND


Form 13F File Number: 028-14186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fergus Lee
Title:  Chief Compliance Officer
Phone:  44 020 7208 1400

Signature,  Place,  and  Date  of  Signing:

/s/ Fergus Lee                     London, UK                         2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              74

Form 13F Information Table Value Total:  $    1,046,636
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14187             Odey Asset Management LLP
----  --------------------  ----------------------------------------------------
2     028-14189             Odey Holdings AG
----  --------------------  ----------------------------------------------------
3     028-14190             Crispin Odey
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACE LTD                      SHS            H0023R105      273      3,900 SH       DEFINED    1,2,3         3,900      0    0
AGCO CORP                    COM            001084102   32,793    763,160 SH       DEFINED    1,2,3       763,160      0    0
AGNICO EAGLE MINES LTD       COM            008474108      861     23,665 SH       DEFINED    1,2,3        23,665      0    0
ALTRIA GROUP INC             COM            02209S103       89      3,000 SH       DEFINED    1,2,3         3,000      0    0
ALTRIA GROUP INC             COM            02209S103      890     30,000 SH       DEFINED    2, 3         30,000      0    0
APPLE INC                    COM            037833100   10,287     25,399 SH       DEFINED    1,2,3        25,399      0    0
ARCH CAP GROUP LTD           ORD            G0450A105    1,034     27,779 SH       DEFINED    1,2,3        27,779      0    0
BANK OF AMERICA CORPORATION  COM            060505104    4,559    820,000 SH       DEFINED    1,2,3       820,000      0    0
BB&T CORP                    COM            054937107      221      8,800 SH       DEFINED    1,2,3         8,800      0    0
BEACON ROOFING SUPPLY INC    COM            073685109      241     11,900 SH       DEFINED    1,2,3        11,900      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   20,624    270,306 SH       DEFINED    1,2,3       270,306      0    0
CADIZ INC                    COM NEW        127537207    3,852    400,000 SH       DEFINED    1,2,3       400,000      0    0
CATERPILLAR INC DEL          COM            149123101      725      8,000 SH       DEFINED    2, 3          8,000      0    0
CITIGROUP INC                COM NEW        172967424  111,560  4,240,200 SH       DEFINED    1,2,3     4,240,200      0    0
CNA FINL CORP                COM            126117100   17,744    663,323 SH       DEFINED    1,2,3       663,323      0    0
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104   29,328    764,955 SH       DEFINED    1,2,3       764,955      0    0
D R HORTON INC               COM            23331A109    5,416    429,500 SH       DEFINED    1,2,3       429,500      0    0
D R HORTON INC               COM            23331A109      820     65,000 SH       DEFINED    2, 3         65,000      0    0
DELL INC                     COM            24702R101    6,265    428,254 SH       DEFINED    1,2,3       428,254      0    0
DISNEY WALT CO               COM DISNEY     254687106   13,346    355,900 SH       DEFINED    1,2,3       355,900      0    0
EBAY INC                     COM            278642103   26,912    887,304 SH       DEFINED    1,2,3       887,304      0    0
F M C CORP                   COM NEW        302491303      920     10,690 SH       DEFINED    1,2,3        10,690      0    0
FIFTH THIRD BANCORP          COM            316773100      478     37,600 SH       DEFINED    1,2,3        37,600      0    0
FIRST COMWLTH FINL CORP PA   COM            319829107      168     32,000 SH       DEFINED    1,2,3        32,000      0    0
FIRST INTST BANCSYSTEM INC   COM CL A       32055Y201    3,909    300,000 SH       DEFINED    1,2,3       300,000      0    0
FOOT LOCKER INC              COM            344849104      715     30,000 SH       DEFINED    2, 3         30,000      0    0
FX ENERGY INC                COM            302695101    4,049    843,555 SH       DEFINED    1,2,3       843,555      0    0
GENERAL ELECTRIC CO          COM            369604103    2,352    131,350 SH       DEFINED    1,2,3       131,350      0    0
GOOGLE INC                   CL A           38259P508    3,157      4,887 SH       DEFINED    1,2,3         4,887      0    0
GOOGLE INC                   CL A           38259P508    1,292      2,000 SH       DEFINED    2, 3          2,000      0    0
INTEL CORP                   COM            458140100   42,207  1,740,511 SH       DEFINED    1,2,3     1,740,511      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101   18,328     99,676 SH       DEFINED    1,2,3        99,676      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101      441      2,400 SH       DEFINED    2, 3          2,400      0    0
ISHARES TR                   HIGH YLD CORP  464288513   10,463    116,994 SH       DEFINED    1,2,3       116,994      0    0
ISHARES TR                   IBOXX INV CPBD 464287242    8,361     73,500 SH       DEFINED    1,2,3        73,500      0    0
JOHNSON & JOHNSON            COM            478160104       72      1,100 SH       DEFINED    1,2,3         1,100      0    0
JOHNSON & JOHNSON            COM            478160104      656     10,000 SH       DEFINED    2, 3         10,000      0    0
JPMORGAN CHASE & CO          COM            46625H100   74,726  2,247,400 SH       DEFINED    1,2,3     2,247,400      0    0
KB HOME                      COM            48666K109      116     17,300 SH       DEFINED    1,2,3        17,300      0    0
LENNAR CORP                  CL A           526057104      202     10,300 SH       DEFINED    1,2,3        10,300      0    0
LOUISIANA PAC CORP           COM            546347105   19,470  2,412,600 SH       DEFINED    1,2,3     2,412,600      0    0
LOUISIANA PAC CORP           COM            546347105    1,614    200,000 SH       DEFINED    2, 3        200,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100    3,163     61,500 SH       DEFINED    1,2,3        61,500      0    0
MASCO CORP                   COM            574599106    3,773    360,000 SH       DEFINED    1,2,3       360,000      0    0
MGIC INVT CORP WIS           COM            552848103    8,268  2,216,598 SH       DEFINED    1,2,3     2,216,598      0    0
MGIC INVT CORP WIS           COM            552848103      373    100,000 SH       DEFINED    2, 3        100,000      0    0
MICROSOFT CORP               COM            594918104   56,196  2,164,697 SH       DEFINED    1,2,3     2,164,697      0    0
MONSANTO CO NEW              COM            61166W101   63,252    902,700 SH       DEFINED    1,2,3       902,700      0    0
MONSANTO CO NEW              COM            61166W101      631      9,000 SH       DEFINED    2, 3          9,000      0    0
NEWMONT MINING CORP          COM            651639106      120      2,000 SH       DEFINED    1,2,3         2,000      0    0
NEWMONT MINING CORP          COM            651639106    1,800     30,000 SH       DEFINED    2, 3         30,000      0    0
NVR INC                      COM            62944T105    7,202     10,499 SH       DEFINED    1,2,3        10,499      0    0
PARTNERRE LTD                COM            G6852T105    6,094     94,911 SH       DEFINED    1,2,3        94,911      0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408   11,907    479,149 SH       DEFINED    1,2,3       479,149      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104    7,593    136,000 SH       DEFINED    1,2,3       136,000      0    0
PULTE GROUP INC              COM            745867101      345     54,700 SH       DEFINED    1,2,3        54,700      0    0
ROYAL GOLD INC               COM            780287108    3,709     55,000 SH       DEFINED    1,2,3        55,000      0    0
RYLAND GROUP INC             COM            783764103    2,101    133,300 SH       DEFINED    1,2,3       133,300      0    0
SPDR SERIES TRUST            BRCLYS YLD ETF 78464A417   10,232    266,100 SH       DEFINED    1,2,3       266,100      0    0
SPDR SERIES TRUST            S&P HOMEBUILD  78464A888    6,043    353,400 SH       DEFINED    1,2,3       353,400      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
STANDARD PAC CORP NEW        COM            85375C101      445    139,900 SH       DEFINED    1,2,3       139,900      0    0
SUSQUEHANNA BANCSHARES INC P COM            869099101      209     24,900 SH       DEFINED    1,2,3        24,900      0    0
SWIFT TRANSN CO              CL A           87074U101    6,023    730,910 SH       DEFINED    1,2,3       730,910      0    0
SWIFT TRANSN CO              CL A           87074U101      618     75,000 SH       DEFINED    2, 3         75,000      0    0
UBS AG                       SHS            H89231338    6,418    536,904 SH       DEFINED    1,2,3       536,904      0    0
UNITED RENTALS INC           COM            911363109   30,821  1,043,010 SH       DEFINED    1,2,3     1,043,010      0    0
VANGUARD SPECIALIZED PORTFOL DIV APP ETF    921908844    8,744    160,000 SH       DEFINED    1,2,3       160,000      0    0
WAL MART STORES INC          COM            931142103    1,494     25,000 SH       DEFINED    2, 3         25,000      0    0
WELLS FARGO & CO NEW         COM            949746101  303,064 10,996,500 SH       DEFINED    1,2,3    10,996,500      0    0
WELLS FARGO & CO NEW         COM            949746101    1,378     50,000 SH       DEFINED    2, 3         50,000      0    0
WYNN RESORTS LTD             COM            983134107      663      6,000 SH       DEFINED    2, 3          6,000      0    0
XILINX INC                   COM            983919101    9,821    306,340 SH       DEFINED    1,2,3       306,340      0    0
YAHOO! INC                   COM            984332106    1,148     71,143 SH       DEFINED    1,2,3        71,143      0    0
YAHOO! INC                   COM            984332106    1,452     90,000 SH       DEFINED    2, 3         90,000      0    0